UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-21784

          BlackRock Enhanced Dividend Achievers(TM) Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Enhanced Dividend Achievers(TM) Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock Enhanced Dividend Achievers™ Trust (BDJ)

Shares		Description	Value

		LONG-TERM INVESTMENTS—99.1%
		Common Stocks—99.1%
		Basic Materials—1.1%
91,600		PPG Industries, Inc.	$ 5,637,064
293,600		RPM Intl., Inc.	5,502,064

		Total Basic Materials	11,139,128

		Conglomerates—4.1%
1,273,000		General Electric Co.	41,614,370

		Consumer Products—15.1%
628,300	[1]	Altria Group, Inc.	50,245,151
108,400		Anheuser-Busch Co., Inc.	5,219,460
1,071,600		Coca-Cola Co.	47,686,200
787,500		ConAgra Foods, Inc.	16,931,250
80,200	[1]	Kimberly-Clark Corp.	4,896,210
160,700		La-Z-Boy, Inc.	2,048,925
118,700		McDonald’s Corp.	4,200,793
978,500		Sara Lee Corp.	16,536,650
85,500		Stanley Works	3,879,135

		Total Consumer Products	151,643,774

		Energy—13.7%
206,200		Atmos Energy Corp.	5,932,374
137,100		Black Hills Corp.	4,912,293
737,500		Chevron Corp.	48,512,750
439,300	[1]	Consolidated Edison, Inc.	20,589,991
204,500		Exxon Mobil Corp.	13,852,830
81,600		National Fuel Gas Co.	3,030,624
89,300		Otter Tail Corp.	2,648,638
206,200		Peoples Energy Corp.	8,703,702
125,100		Pinnacle West Capital Corp.	5,380,551
386,900		Progress Energy, Inc.	16,849,495
149,300		Vectren Corp.	4,152,033
42,700		WPS Resources Corp.	2,202,039

		Total Energy	136,767,320

		Financial Institutions—37.8%
45,100		Allstate Corp.	2,562,582
668,288		AmSouth Bancorp	19,153,134
192,000		Arthur J. Gallagher & Co.	5,216,640
210,200		BancorpSouth, Inc.	5,748,970
885,000	[1]	Bank of America Corp.	45,604,050
361,600		BB&T Corp.	15,183,584
93,100		Chemical Financial Corp.	2,849,791
898,600		Citigroup, Inc.	43,411,366
305,600		Comerica, Inc.	17,892,880
631,100		Fifth Third Bancorp	24,070,154
178,300		FirstMerit Corp.	3,908,336
38,900		Freddie Mac	2,250,754
293,901		Fulton Financial Corp.	4,864,062
195,800		KeyCorp	7,225,020
277,074		Lincoln National Corp.	15,704,554
491,900		National City Corp.	17,708,400
226,341		North Fork Bancorporation, Inc.	6,412,240
133,300		Old Republic Intl. Group	2,835,291
186,010		Republic Bancorp, Inc.	2,429,291
76,900		S&T Bancorp, Inc.	2,404,663
226,700		SunTrust Bank, Inc.	17,879,829
120,800		Synovus Financial Corp.	3,413,808
158,600		T. Rowe Price Group, Inc.	6,551,766
143,147		TD Banknorth, Inc.	4,151,263
230,500		Washington Federal, Inc.	5,156,285
1,048,500		Washington Mutual, Inc.	46,867,950

BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (continued)

Shares	Description	Value

	Financial Institutions—(cont’d)
652,531	Wells Fargo & Co.	$ 47,204,092

	Total Financial Institutions	378,660,755

	Health Care—14.9%
102,000	Abbott Laboratories	4,872,540
871,600	Eli Lilly & Co.	49,480,732
101,400	Johnson & Johnson	6,342,570
1,019,512	Merck & Co., Inc.	41,055,748
1,814,100 [1]	Pfizer, Inc.	47,148,459

	Total Health Care	148,900,049

	Industrials—1.1%
85,300	3M Co.	6,005,120
442,200	ServiceMaster Co.	4,550,238

	Total Industrials	10,555,358

	Real Estate—4.9%
55,100	Colonial Properties Trust (REIT)	2,640,943
145,300	Duke Realty Corp. (REIT)	5,413,878
199,100	General Growth Properties, Inc. (REIT)	9,086,924
188,600	Health Care Property Investors, Inc. (REIT)	5,171,412
132,100	Healthcare Realty Trust, Inc. (REIT)	4,371,189
53,500	Home Properties, Inc. (REIT)	2,984,230
58,300	Kimco Realty Corp. (REIT)	2,287,692
144,700	Lexington Corporate Properties Trust (REIT)	2,882,424
57,900	Liberty Property Trust (REIT)	2,712,615
127,200	National Retail Properties, Inc. (REIT)	2,650,848
50,700	Prologis (REIT)	2,806,245
85,300	Sun Communities, Inc. (REIT)	2,722,776
110,800	United Dominion Realty Trust, Inc. (REIT)	3,085,780

	Total Real Estate	48,816,956

	Technology—0.9%
58,100	Intl. Business Machines Corp.	4,497,521
115,600	Pitney Bowes, Inc.	4,776,592

	Total Technology	9,274,113

	Telecommunications—5.5%
63,500	Alltel Corp.	3,503,295
1,707,000	AT&T, Inc.	51,192,930
65,654	Windstream Corp.	822,645

	Total Telecommunications	55,518,870

	Total Common Stocks (cost $948,336,898)	992,890,693

	MONEY MARKET FUND—2.5%
25,318,505	Fidelity Institutional Money Market Prime Portfolio (cost $25,318,505)	25,318,505

	Total investments before outstanding options written (cost $973,655,4032)	1,018,209,198

Contracts

	OUTSTANDING OPTIONS WRITTEN—(2.1)%
	OUTSTANDING CALL OPTIONS WRITTEN—(2.1)%
(550)	Abbott Laboratories, strike price $43.63, expires 08/30/06	(243,650)
(250)	Allstate Corp., strike price $55.25, expires 08/30/06	(56,500)
(350)	Alltel Corp., strike price $55, expires 08/19/06	(61,250)
(1,000)	Altria Group, Inc., strike price $75, expires 09/19/06	(630,000)
(122,500)	Altria Group, Inc., strike price $75.50, expires 08/21/06	(627,445)
(1,319)	Altria Group, Inc., strike price $80, expires 08/19/06	(197,850)
(92,000)	AmSouth Bancorp, strike price $27.40, expires 08/28/06	(136,344)
(92,000)	AmSouth Bancorp, strike price $27.40, expires 09/15/06	(150,521)
(132,000)	AmSouth Bancorp, strike price $27.50, expires 08/21/06	(166,320)
(53,000)	AmSouth Bancorp, strike price $27.65, expires 08/31/06	(74,041)
(13,000)	Anheuser-Busch Co., Inc., strike price $46.50, expires 08/21/06	(22,968)
(32,900)	Anheuser-Busch Co., Inc., strike price $46.50, expires 09/15/06	(70,472)
(13,200)	Anheuser-Busch Co., Inc., strike price $47.25, expires 08/31/06	(19,747)
(50,000)	Arthur J. Gallagher & Co., strike price $27.15, expires 08/21/06	(23,055)
(55,000)	Arthur J. Gallagher & Co., strike price $27.52, expires 09/15/06	(27,940)
(150)	AT&T, Inc., strike price $27.50, expires 08/19/06	(37,500)

BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(187,200)	AT&T, Inc., strike price $27.75, expires 08/31/06	$ (458,453)
(340,000)	AT&T, Inc., strike price $28.50, expires 08/18/06	(571,880)
(197,000)	AT&T, Inc., strike price $29.16, expires 08/31/06	(251,175)
(200,000)	AT&T, Inc., strike price $29.16, expires 09/15/06	(287,400)
(44,000)	Atmos Energy Corp., strike price $27, expires 08/18/06	(81,048)
(69,000)	Atmos Energy Corp., strike price $27.62, expires 08/18/06	(85,767)
(353)	BancorpSouth, Inc., strike price $26.25, expires 08/07/06	(42,713)
(311)	BancorpSouth, Inc., strike price $26.25, expires 08/25/06	(49,138)
(47,500)	BancorpSouth, Inc., strike price $27.27, expires 08/31/06	(38,753)
(176,000)	Bank of America Corp., strike price $48, expires 08/18/06	(659,824)
(100,000)	Bank of America Corp., strike price $49.07, expires 08/18/06	(254,261)
(100,000)	Bank of America Corp., strike price $50.70, expires 08/31/06	(119,540)
(100,000)	Bank of America Corp., strike price $50.96, expires 09/15/06	(129,820)
(100)	Bank of America Corp., strike price $52.50, expires 09/16/06	(6,500)
(1,100)	BB&T Corp., strike price $41.63, expires 08/31/06	(124,300)
(89,000)	BB&T Corp., strike price $42.50, expires 08/21/06	(35,778)
(300)	Black Hills Corp., strike price $35, expires 08/19/06	(37,500)
(23,000)	Black Hills Corp., strike price $35.92, expires 08/31/06	(13,547)
(23,000)	Black Hills Corp., strike price $35.92, expires 09/19/06	(18,791)
(25,000)	Chemical Financial Corp., strike price $29, expires 08/21/06	(45,050)
(26,000)	Chemical Financial Corp., strike price $29.62, expires 09/28/06	(39,650)
(510)	Chevron Corp., strike price $62, expires 08/30/06	(232,050)
(125,000)	Chevron Corp., strike price $62, expires 09/15/06	(559,600)
(210,000)	Chevron Corp., strike price $62.25, expires 08/21/06	(739,620)
(250)	Chevron Corp., strike price $66, expires 08/31/06	(47,250)
(132,500)	Citigroup, Inc., strike price $48.35, expires 08/31/06	(95,532)
(132,500)	Citigroup, Inc., strike price $48.35, expires 09/19/06	(139,523)
(233,000)	Citigroup, Inc., strike price $49, expires 08/18/06	(61,139)
(192,000)	Coca-Cola Co., strike price $44, expires 08/18/06	(166,330)
(65,000)	Coca-Cola Co., strike price $44, expires 08/31/06	(77,381)
(165,500)	Coca-Cola Co., strike price $44.26, expires 08/31/06	(170,455)
(165,500)	Coca-Cola Co., strike price $44.48, expires 09/15/06	(163,959)
(20,000)	Colonial Properties Trust (REIT), strike price $43.88, expires 08/21/06	(71,521)
(10,000)	Colonial Properties Trust (REIT), strike price $49.86, expires 09/15/06	(5,958)
(464)	Comerica, Inc., strike price $55, expires 08/19/06	(171,680)
(500)	Comerica, Inc., strike price $55, expires 10/21/06	(220,000)
(250)	Comerica, Inc., strike price $55.75, expires 08/31/06	(83,250)
(47,500)	Comerica, Inc., strike price $55.88, expires 08/31/06	(155,563)
(110,000)	ConAgra Foods, Inc., strike price $22.15, expires 09/15/06	(31,790)
(212,000)	ConAgra Foods, Inc., strike price $22.50, expires 08/18/06	(16,426)
(50,000)	Consolidated Edison, Inc., strike price $43.02, expires 08/21/06	(170,500)
(482)	Consolidated Edison, Inc., strike price $45, expires 08/21/06	(96,400)
(143,000)	Consolidated Edison, Inc., strike price $47, expires 09/15/06	(122,198)
(28,000)	Duke Realty Corp. (REIT), strike price $35.10, expires 08/18/06	(55,524)
(520)	Duke Realty Corp. (REIT), strike price $35.50, expires 08/31/06	(92,560)
(2,500)	Eli Lilly & Co., strike price $55, expires 08/31/06	(652,500)
(875)	Eli Lilly & Co., strike price $55, expires 10/23/06	(288,750)
(145,000)	Eli Lilly & Co., strike price $55.25, expires 08/18/06	(255,490)
(560)	Exxon Mobil Corp., strike price $61.25, expires 08/11/06	(370,720)
(541)	Exxon Mobil Corp., strike price $67.50, expires 09/16/06	(112,257)
(50,000)	Fifth Third Bancorp, strike price $37.60, expires 08/18/06	(54,310)
(60,000)	Fifth Third Bancorp, strike price $38, expires 09/15/06	(78,120)
(1,000)	Fifth Third Bancorp, strike price $39, expires 08/28/06	(54,000)
(71,000)	Fifth Third Bancorp, strike price $39, expires 08/31/06	(39,618)
(71,000)	Fifth Third Bancorp, strike price $39, expires 09/16/06	(60,279)
(250)	FirstMerit Corp., strike price $22.50, expires 08/19/06	(7,500)
(730)	FirstMerit Corp., strike price $22.50, expires 09/16/06	(36,500)
(70)	Freddie Mac, strike price $60, expires 09/16/06	(6,300)
(15,000)	Freddie Mac, strike price $61.75, expires 08/18/06	(1,620)
(80,000)	Fulton Financial Corp., strike price $16.53, expires 08/21/06	(11,920)
(80,000)	Fulton Financial Corp., strike price $17, expires 10/31/06	(30,328)
(200,000)	General Electric Co., strike price $32.75, expires 08/31/06	(114,600)
(125,000)	General Electric Co., strike price $33, expires 09/15/06	(75,825)
(100,000)	General Electric Co., strike price $34, expires 08/22/06	(11,400)
(175,000)	General Electric Co., strike price $34, expires 08/31/06	(15,225)
(100,000)	General Electric Co., strike price $34, expires 09/15/06	(18,800)
(300)	General Growth Properties, Inc. (REIT), strike price $45, expires 08/19/06	(45,000)

BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(79,500)	General Growth Properties, Inc. (REIT),strike price $46.60, expires 08/18/06	$ (61,610)
(47,000)	Health Care Property Investors, Inc. (REIT), strike price $27.10, expires 08/21/06	(22,419)
(40,000)	Health Care Property Investors, Inc. (REIT), strike price $27.50, expires 10/20/06	(39,560)
(17,000)	Health Care Property Investors, Inc. (REIT), strike price $27.80, expires 09/29/06	(10,880)
(36,000)	Healthcare Realty Trust, Inc. (REIT), strike price $34, expires 08/21/06	(3,600)
(36,000)	Healthcare Realty Trust, Inc. (REIT), strike price $34, expires 08/31/06	(8,712)
(295)	Home Properties, Inc. (REIT), strike price $55, expires 08/19/06	(36,875)
(150)	Intl. Business Machines Corp., strike price $80, expires 08/19/06	(3,000)
(170)	Intl. Business Machines Corp., strike price $80, expires 10/21/06	(26,520)
(30,000)	Johnson & Johnson, strike price $62.85, expires 08/21/06	(16,650)
(26,000)	Johnson & Johnson, strike price $63.75, expires 10/20/06	(30,342)
(35,000)	KeyCorp, strike price $35.75, expires 08/18/06	(50,866)
(15,000)	KeyCorp, strike price $36, expires 08/21/06	(18,090)
(58,000)	KeyCorp, strike price $37.40, expires 09/15/06	(39,057)
(230)	Kimberly-Clark Corp., strike price $60, expires 08/19/06	(35,650)
(22,000)	Kimberly-Clark Corp., strike price $62, expires 08/21/06	(13,134)
(20,000)	Kimco Realty Corp. (REIT), strike price $35.27, expires 08/21/06	(81,824)
(9,000)	Kimco Realty Corp. (REIT), strike price $38, expires 08/31/06	(16,927)
(50)	Kimco Realty Corp. (REIT), strike price $40, expires 10/24/06	(6,750)
(188)	La-Z-Boy, Inc., strike price $15, expires 10/21/06	(6,580)
(270)	La-Z-Boy, Inc., strike price $15.13, expires 08/11/06	(810)
(300)	La-Z-Boy, Inc., strike price $15.25, expires 09/08/06	(3,900)
(20,000)	Liberty Property Trust (REIT), strike price $42.17, expires 08/21/06	(95,938)
(12,000)	Liberty Property Trust (REIT), strike price $45, expires 08/21/06	(26,024)
(24,000)	Lincoln National Corp., strike price $56.25, expires 08/21/06	(35,616)
(40,000)	Lincoln National Corp., strike price $56.75, expires 08/18/06	(48,240)
(88,000)	Lincoln National Corp., strike price $58.20, expires 09/15/06	(96,941)
(380)	McDonald’s Corp., strike price $35, expires 08/19/06	(32,300)
(275)	McDonald’s Corp., strike price $35, expires 09/19/06	(38,500)
(70,000)	Merck & Co., Inc., strike price $35, expires 08/21/06	(376,655)
(190,000)	Merck & Co., Inc., strike price $35, expires 08/28/06	(1,038,768)
(62,000)	Merck & Co., Inc., strike price $37, expires 09/15/06	(215,016)
(360)	Merck & Co., Inc., strike price $37.50, expires 08/23/06	(112,680)
(178,000)	Merck & Co., Inc., strike price $38.50, expires 09/15/06	(406,730)
(1,360)	National City Corp., strike price $35, expires 08/19/06	(183,600)
(98,000)	National City Corp., strike price $36.71, expires 09/18/06	(78,233)
(37,000)	National City Corp., strike price $37.18, expires 10/20/06	(31,041)
(45,600)	National Fuel Gas Co., strike price $37.50, expires 08/31/06	(33,562)
(30,000)	National Retail Properties, Inc. (REIT), strike price $20.65, expires 10/13/06	(32,070)
(40,000)	National Retail Properties, Inc. (REIT), strike price $21.57, expires 10/20/06	(25,120)
(400)	North Fork Bancorporation, Inc., strike price $30, expires 11/18/06	(14,000)
(37,000)	Old Republic Intl. Group, strike price $22.50, expires 08/18/06	(2,516)
(370)	Old Republic Intl. Group, strike price $22.50, expires 08/19/06	(7,400)
(17,000)	Otter Tail Corp., strike price $27.50, expires 08/31/06	(38,046)
(150)	Otter Tail Corp., strike price $30, expires 09/16/06	(9,750)
(170)	Otter Tail Corp., strike price $30, expires 10/21/06	(17,000)
(330)	Peoples Energy Corp., strike price $36.50, expires 08/07/06	(189,420)
(80,000)	Peoples Energy Corp., strike price $36.75, expires 08/18/06	(444,400)
(50,000)	Pfizer, Inc., strike price $23.50, expires 08/30/06	(120,700)
(120,000)	Pfizer, Inc., strike price $24, expires 08/31/06	(244,874)
(155,000)	Pfizer, Inc., strike price $24.15, expires 08/31/06	(294,655)
(105,000)	Pfizer, Inc., strike price $25.50, expires 09/18/06	(107,425)
(545,000)	Pfizer, Inc., strike price $24, expires 09/28/06	(1,233,880)
(27)	Pinnacle West Capital Corp., strike price $40, expires 08/19/06	(8,505)
(67,000)	Pinnacle West Capital Corp., strike price $44, expires 10/20/06	(50,920)
(425)	Pitney Bowes, Inc., strike price $43.13, expires 08/11/06	(2,975)
(22,000)	Pitney Bowes, Inc., strike price $43.25, expires 10/20/06	(12,089)
(200)	PPG Industries, Inc., strike price $65, expires 08/19/06	(3,000)
(300)	PPG Industries, Inc., strike price $65, expires 09/16/06	(15,000)
(830)	Progress Energy, Inc., strike price $43, expires 08/30/06	(96,280)
(61,500)	Progress Energy, Inc., strike price $44.20, expires 09/15/06	(40,221)
(68,000)	Progress Energy, Inc., strike price $44.35, expires 09/29/06	(51,748)
(20,000)	Prologis (REIT), strike price $48.27, expires 08/21/06	(136,760)
(55,000)	Republic Bancorp, Inc., strike price $13.25, expires 08/18/06	(8,525)
(47,300)	Republic Bancorp, Inc., strike price $13.34, expires 09/15/06	(9,933)
(68,000)	RPM Intl., Inc., strike price $18.50, expires 08/18/06	(32,640)

BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (continued)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(63,500)	RPM Intl., Inc., strike price $19.13, expires 10/17/06	$ (31,432)
(30,000)	RPM Intl., Inc., strike price $19, expires 09/15/06	(13,920)
(100,000)	Sara Lee Corp., strike price $16.84, expires 08/31/06	(43,180)
(1,000)	Sara Lee Corp., strike price $17, expires 09/08/06	(52,000)
(2,000)	Sara Lee Corp., strike price $17.50, expires 10/21/06	(80,000)
(265)	Stanley Works, strike price $47.50, expires 09/16/06	(22,525)
(20,500)	Stanley Works, strike price $48, expires 08/18/06	(8,097)
(14,000)	Sun Communities, Inc. (REIT), strike price $31.85, expires 08/21/06	(8,064)
(33,000)	Sun Communities, Inc. (REIT), strike price $34, expires 08/31/06	(3,267)
(80,000)	SunTrust Bank, Inc., strike price $76.88, expires 08/18/06	(200,800)
(45,000)	SunTrust Bank, Inc., strike price $78.70, expires 08/31/06	(65,025)
(33,000)	Synovus Financial Corp., strike price $27, expires 08/30/06	(47,916)
(34,000)	Synovus Financial Corp., strike price $28.50, expires 10/17/06	(28,965)
(100)	T. Rowe Price Group, Inc., strike price $40, expires 10/21/06	(26,750)
(31,000)	T. Rowe Price Group, Inc., strike price $40.30, expires 08/18/06	(64,418)
(46,000)	T. Rowe Price Group, Inc., strike price $41.75, expires 10/31/06	(84,037)
(337)	TD Banknorth, Inc., strike price $29.50, expires 08/07/06	(2,696)
(45,000)	TD Banknorth, Inc., strike price $29.75, expires 10/31/06	(24,480)
(22,000)	United Dominion Realty Trust, Inc. (REIT), strike price $27, expires 08/18/06	(24,662)
(20,000)	United Dominion Realty Trust, Inc. (REIT), strike price $27.30, expires 08/18/06	(18,517)
(20,000)	United Dominion Realty Trust, Inc. (REIT), strike price $28.06, expires 09/15/06	(14,360)
(30,000)	Vectren Corp., strike price $28.07, expires 09/29/06	(12,510)
(50,000)	Vectren Corp., strike price $28.60, expires 09/30/06	(12,150)
(775)	Washington Federal, Inc., strike price $23.63, expires 08/16/06	(11,625)
(190,000)	Washington Mutual, Inc., strike price $45, expires 08/18/06	(117,686)
(101,000)	Washington Mutual, Inc., strike price $46.12, expires 09/19/06	(65,650)
(286,000)	Washington Mutual, Inc., strike price $46.29, expires 08/31/06	(107,536)
(103,000)	Wells Fargo & Co., strike price $67.68, expires 08/18/06	(467,723)
(157,000)	Wells Fargo & Co., strike price $70, expires 09/15/06	(487,799)
(99,000)	Wells Fargo & Co., strike price $71.20, expires 08/31/06	(189,783)
(235)	WPS Resources Corp., strike price $50, expires 08/19/06	(47,000)

	Total Outstanding Call Options Written (premium received ($10,858,733))	(21,001,787)

	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(50)	Chevron Corp., strike price $65, expires 08/19/06	(5,750)
(500)	Citigroup, Inc., strike price $46, expires 08/31/06	(10,500)
(850)	General Electric Co., strike price $32.50, expires 08/19/06	(25,500)

	Total Outstanding Put Options Written (premium received ($79,072))	(41,750)

	Total outstanding options written (premium received ($10,937,805))	(21,043,537)

	Total investments net of outstanding options written—99.5%	$ 997,165,661
	Other assets in excess of liabilities—0.5%	4,640,993

	Net Assets—100.0%	$1,001,806,654

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[2]	Cost for Federal income tax purposes is $994,887,825. The net unrealized appreciation on a tax basis is $23,321,373, consisting of $38,550,001 gross unrealized appreciation and $15,228,628 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Enhanced Dividend Achievers(TM) Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006